To our shareholders:

	As you already know from your account statement, Volumetric Fund's share value gained 10.3% in the first half of 1998. We ended the first half at $19.20 per share, up from $17.41 since the beginning of the year. This gain was achieved despite a 2.1% pullback in the second quarter. Overall, Volumetric's net asset value posted a 18.4% advance in the past 12 months, when adjusted for dividends and distributions.

After moving higher until the end of April, the stock market suffered its first correction in the May-June period since October of 1997. The main cause was the Asian and Japanese financial crisis which, after seemingly being resolved, worsened again.

Since late April the stock market has exhibited a split personality. Large stocks held up relatively well. However, mid-size and small stocks were orphans and corrected sharply. For example, the New York Stock Exchange Composite Index, which is weighted in favor of large stocks, was up 13.2% in the first half. On the other hand, the unweighted Value Line Geometric Index, which gives a truer picture of the performance of the average stock, was up only 4.9%. We have not seen this degree of divergence between large and small capitalization stocks since the era of the "nifty fifty" back in the late 1960s.

PORTFOLIO REVIEW
After being fully invested in stocks until the end of April, we had increased our cash position in May as the market started to correct. We had as much as 24% in cash and equivalents in June. After receiving a "buy signal" in late June, we started to purchase stocks again and reduced our cash to 14.6%, by June 30. As you know, according to our "Growth and Protection" approach, by having occasionally a large cash position, we are willing to sacrifice a minor amount of gain, to insure against a potential major loss.
	Our five best performing stocks, as of June 30th,  are shown below:

                                Purchase
                      % Gain      Date
1. Warner Lambert      372.1%    6/11/95
2. Unisys              232.6     7/11/97
3. Tyco International  195.5     5/5/97
4. Home Depot          120.9     3/7/97
5. Wal-Mart            112.3     3/17/97

	During the second quarter the following stocks were purchased and sold:

	Purchases: ALLTEL Corp., Barnes & Noble, Bausch & Lomb, Cone Mills, Dillard Department Stores, Dover, Eastman Kodak, Engelhard, General Electric, Handelman, Huffy, Interpublic Group, Johnson & Johnson,
McGraw-Hill, Merck, Parametric Technology, Rubbermaid, St. Jude Medical, Seagram, Stride Rite, Texas Utilites and Wellman.

	Sales: Affiliated Computer Services, Alza, Ashland, Aztar, Ballard Medical, Bandag, Ben and Jerry's, Burlington Industries, CBS, Cendant, Champion Enterprises, Chris Craft, Cincinnati Bell, Clayton Homes, Cracker Barrel Old Country Stores, Disney, Excel Realty Trust, Goodyear Tire, Harte Hanks, Hertz, Hormel, Lancaster Colony, Leucadia National, Navistar, Pharmacia Upjohn, Public Storage, Questar, Ryder System, Sonoco Products, Southwest Airlines, Speedway Motorways, TCBY, Toll Brothers, Tower Automotive and Wachovia Bancorp. Our most profitable stock was Navistar with a 155% gain.

OUR TWENTY YEARS OF GROWTH

      Volumetric Fund will celebrate its 20th birthday on September 1, 1998. Since the end of 1978 our Fund's average annual return has been 15.0%, and an initial investment of $10,000 has grown to $134,545. The NYSE Index had a 13.7% annual return during the same period. The growth of the Volumetric Index, which indicates the value of a $10,000 initial investment in the Fund on January 1, 1979, is below:

 Date             Value of $10,000    % Change Over
                   Investment           Prior Date
 6/30/98            $134,545             + 10.3%*
12/31/97             121,987             + 18.2
12/31/96             103,189             + 15.5
12/31/95              89,336             + 17.3
12/31/94              76,104             -  2.2
12/31/93              77,839             +  2.0
12/31/92              76,311             + 10.8
12/31/91              68,902             + 35.2
12/31/90              50,963             -  5.2
12/31/89              53,743             + 16.0
12/31/88              46,349             + 20.0
12/31/87              38,637             -  1.5
12/31/86              39,225             +  7.4
12/31/85              36,524             + 31.9
12/31/84              27,696             +  6.7
12/31/83              26,321             + 18.7
12/31/82              21,876             + 16.9
12/31/81              18,712             + 17.0
12/31/80              15,991             + 37.5
12/31/79              11,630             + 16.3
  1/1/79              10,000                -

*Annualized rate is 20.6%

ANNUAL MEETING

	At the annual meeting of our shareholders, held on May 20, 1998, all 11 nominated directors were elected for their respected terms, and the CPA firm of Feuer & Orlando, CPA, LP, was approved as independent auditor of the Fund for the year ending 1998. We are pleased to welcome our two newest directors: Mr. Wayne Moshier and Dr. Marcel Olbrecht.

UPDATE AND OUTLOOK

	Volumetric and the stock market opened higher in July. As of July 8th, our NAV moved up to $19.50 or 1.6% from the end of the first half and 12.0% in 1998. July is usually a good month for stocks, as new money starts to flow into equities from pension funds and 401k plans. With the current low interest rates, there are few alternate places this money can go.

	We expect the U.S. economy and the stock market to remain on an upward path, barring some unexpected events or a large number of negative earnings surprises. We will focus our new purchases among large-cap stocks until the market rally broadens out to smaller stocks. If our second half return matches the first, we will reach our goal of 20% return in 1998 to celebrate our 20th anniversary.

July 9,  1998

Sincerely,

/s/Gabriel Gibs                      /s/Irene Zawitkowski
Gabriel Gibs		                      	Irene Zawitkowski
President		                         	Executive Vice President



           FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
      Six Months Ended June 30, 1998
                (Unaudited)

Per share data:
Net Asset Value, December 31, 1997          $  20.30
Income from investment operations:
  Net investment income                        (0.01)
  Net realized and unrealized gain on
investments                                     1.80
                                               ------
Total from investment operations                1.79
                                               ------
Less distributions from:
  Net investment income                        (0.87)
  Realized gains                               (2.02)
                                               ------
Total distributions                            (2.89)
                                              -------
Net Asset Value, June 30, 1998                $ 19.20
                                              =======
Total Return                                   10.28%
                                              =======
Ratios/Supplemental Data:
Net assets, 6/30/98 (in thousands)            $20,435
Ratio of expenses to average net assets        1.95%*
Ratio of net income to average net assets     (.05%)*
Portfolio turnover rate                         198%*
*Annualized

               VOLUMETRIC FUND, INC.
              STATEMENT OF OPERATION
     	 For Six Months Ended June 30, 1998
		                  (Unaudited)

INVESTMENT INCOME
  Dividends.............................................   $ 137,939
  Interest..............................................      43,530
                                                           ---------
TOTAL INVESTMENT INCOME.................................     181,469
                                                           ---------
EXPENSES
  Management fee........................................     191,236
                                                            --------
INVESTMENT INCOME - NET.................................     (9,767)
                                                           ---------
REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
Net realized gain on investments ......................... 1,122,916
Unrealized appreciation of investments
   Beginning of year................  $2,772,169
   End of period.....................  3,442,638
                                      ----------
   Increase in unrealized appreciation...................   670,469
                                                         ----------
NET GAIN ON INVESTMENTS.................................  1,793,385
                                                         ----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS............................ $1,783,618
              		                                         ==========

	              VOLUMETRIC FUND, INC.
	       STATEMENT OF CHANGES IN NET ASSETS
	       For Six Months Ended June 30, 1998
            		     (Unaudited)

INCREASE IN NET ASSETS FROM
   FROM OPERATIONS
Investment income - Net................................   $(9,767)
Net realized gain on investments........................ 1,122,916
Increase in unrealized appreciation.....................   670,469
                                                       -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................. 1,783,618
                                                       -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From 1997 net investment income
        ($0.87/share).............. .....................(764,285)
   From 1997 net realized gain on
       investments($2.02/share)                        (1,774,548)
                                                       -----------
TOTAL DISTRIBUTIONS.................................   (2,538,833)
                                                       -----------
CAPITAL SHARE TRANSACTIONS
  Shares purchased..................................... 2,290,906
  Shares reinvested....................................	2,498,529
  Shares redeemed......................................(1,430,979)
                                                       ----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS........... 3,358,456
                                                       ----------
NET INCREASE IN NET ASSETS............................. 2,603,241
NET ASSETS:
 Beginning of year.................................... 17,832,270
                                                      -----------
 End of period......................................  $20,435,511
                                                      ===========


         VOLUMETRIC FUND, INC.
 STATEMENTS OF ASSETS AND LIABILITIES
            June 30, 1998
             (Unaudited)

 COMMON STOCKS 85.4%
                                          MARKET
 SHARES                                   VALUE

           Aerospace/Defense: 2.7%
 5,800     General Dynamics            $   269,700
 4,800     Litton Industries               283,200
                                           -------
                                           552,900
                                           -------
           Air Transportation: 3.8%
 4,400     AMR                             366,300
14,000     America West Holdings           399,875
                                           -------
                                           766,175
                                           -------
           Autos/Auto Parts: 1.7%
 6,000     Ford                            354,000
                                           -------
           Banking: 1.3%
 3,300     Fleet Financial                 275,550
                                           -------
           Business Services: 1.5%
 5,000     Interpublic Group               303,432
                                           -------
           Chemicals: 2.6%
 7,800     Ecolab                          241,800
14,000     Engelhard                       283,500
                                           -------
                                           525,300
                                           -------
           Communications: 1.5%
 6,600     Alltel                          306,900
                                           -------
           Computers: 4.5%
 8,700     Parametric Technology*          235,988
24,000     Unisys*                         678,000
                                           -------
                                           913,988
                                           -------
           Consumer Products: 1.6%
 9,700     Rubbermaid                      320,100
                                           -------
           Drugs: 5.1%
 3,900     Johnson & Johnson               288,600
 2,500     Merck                           334,375
 6,000     Warner-Lambert                  416,250
                                         ---------
                                         1,039,225
                                         ---------
           Electrical/Electronics: 7.4%
12,400     Baldor Electric                 302,250
10,000     EG & G                          300,000
 4,100     Emerson Electric                247,538
 3,300     General Electric                299,888
 9,750     Symbol Technology               368,063
                                         ---------
                                         1,517,739
                                         ---------
           Engineering/Construction: 1.5%
 9,400     Jacobs Engineering*             301,975
                                           -------
           Financial Services: 1.1%
 5,250     Fiserv*                         222,961
                                           -------
           Forest Products: 1.4%
 7,300     Chesapeake Corp.                284,240
                                           -------
          Home Furnishings: 2.6%
 4,400    La-Z-Boy                         248,600
11,600    Leggett & Platt*                 290,000
                                           -------
                                           538,600
                                           -------
          Indices: 9.8%
17,600    S&P 500 Depository Receipts    1,994,300
                                         ---------
          Machinery: 4.1%
 7,500    Dover                            256,875
 5,400    GATX                             236,925
19,000    Huffy                            344,375
                                           -------
                                           838,175
                                           -------
          Medical: 6.6%
13,333    Bindley-Western                  440,000
 3,200    Cardinal Health                  300,000
 8,100    Omnicare                         307,800
 8,000    St. Jude Medical*                295,500
                                         ---------
                                         1,343,300
                                         ---------
          Misc./Diversified: 7.6%
10,000    Ogden                            276,875
 7,200    Seagram                          294,750
 3,800    Textron                          272,413
 7,406    Tyco International               466,578
11,000    Wellman                          249,563
                                         ---------
                                         1,560,179
                                         ---------

          Precision Instruments: 3.0%
 6,100    Bausch & Lomb                    305,763
 4,300    Eastman Kodak                    314,169
                                           -------
                                           619,932
                                           -------
          Publishing: 1.4%
 3,600    McGraw-Hill                      293,400
                                           -------
          Retail: 8.7%
 7,800    Barnes & Noble*                  293,475
 7,400    Dillard's                        306,638
20,000    Handleman*                       230,000
 6,000    Home Depot*                      498,375
 7,500    Wal-Mart                         455,625
                                         ---------
                                         1,784,113
                                         ---------
          Shoes/Textiles: 2.4%
21,700    Cone Mills*                      187,163
20,000    Stride Rite                      301,250
                                           -------
                                           488,413
                                           -------
          Utilites: 1.5%
 7,500    Texas Utilities                  312,188
                                           -------
TOTAL COMMON STOCKS
   (COST:14,014,447 )                     17,457,085
                                          ----------
CASH EQUIVALENTS/RECEIVABLES
    LESS LIABILITIES: 14.6%
Cash                                          84,329
Chase Manhattan Premium Market Rate Acct.  3,032,653
Receivable from brokers, others              431,691
Dividends and interest receivable             39,828
                                           ---------
TOTAL CASH EQUIVALENTS/RECEIVABLES         3,588,501
                                           ---------
TOTAL ASSETS                              21,045,586
Liabilities: payable to brokers             (610,076)
                                          ----------
NET ASSETS                          $     20,435,510
                                          ==========
VOLUMETRIC SHARES OUTSTANDING              1,064,555
NET ASSET VALUE PER SHARE           $          19.20
                                          ==========
NUMBER OF SHAREHOLDER ACCOUNTS                 1,199

*Security is non-income producing.
**Will split two for one on 7/6/98


Volumetric Fund, Inc.

87 Violet Drive
Pearl River
New York 10965
Tel: 914-623-7637
800-541-FUND
www.volumetric.com



Investment Advisor                 Board of Directors
and
Transfer Agent                     William P. Behrens
                                   Jeffrey J. Castaldo
Volumetric Advisers, Inc.          Richard C. Friedenberg
Pearl River, New York              Gabriel J. Gibs, Chairman
                                   Anna Karpati
Custodian                          Wayne W. Moshier
                                   Marcel A. Olbrecht
The Chase Manhattan                Stephen J. Samitt
  Bank, N.A.                       David Seidenberg
New York, New York                 Raymond W. Sheriden
                                   Irene J. Zawitkowski

                                   Officers

                                   Gabriel J. Gibs
                                     President, Portfolio Manager
                                   Irene J. Zawitkowski
                                     Executive Vice President
                                   Jeffrey M. Gibs
                                     Senior Vice President
                                   Raymond W. Sheriden
                                     Vice President
                                   David L. Seidenberg
                                     Treasurer